Note 6 - Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
US Government Agencies Debt Securities [Member]
Less than Twelve Months, Fair Value		$ 3,818
Less than Twelve Months, Gross Unrealized Losses		(57)
Twelve Months or Greater, Fair Value	1,469	10,872
Twelve Months or Greater, Gross Unrealized Losses	(10)	(214)
Total, Fair Value	1,469	14,690
Total, Gross Unrealized Losses	(10)	(271)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less than Twelve Months, Fair Value		8,725
Less than Twelve Months, Gross Unrealized Losses		(86)
Twelve Months or Greater, Fair Value	6,309	6,685
Twelve Months or Greater, Gross Unrealized Losses	(50)	(186)
Total, Fair Value	6,309	15,410
Total, Gross Unrealized Losses	(50)	(272)
US States and Political Subdivisions Debt Securities [Member] | Tax Exempt [Member]
Less than Twelve Months, Fair Value		1,268
Less than Twelve Months, Gross Unrealized Losses		(9)
Twelve Months or Greater, Fair Value		9,394
Twelve Months or Greater, Gross Unrealized Losses		(166)
Total, Fair Value		10,662
Total, Gross Unrealized Losses		(175)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Less than Twelve Months, Fair Value	94
Less than Twelve Months, Gross Unrealized Losses	(1)
Total, Fair Value	94
Total, Gross Unrealized Losses	(1)
Less than Twelve Months, Fair Value	94	13,811
Less than Twelve Months, Gross Unrealized Losses	(1)	(152)
Twelve Months or Greater, Fair Value	7,778	26,951
Twelve Months or Greater, Gross Unrealized Losses	(60)	(566)
Total, Fair Value	7,872	40,762
Total, Gross Unrealized Losses	$ (61)	$ (718)